Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
Basis of presentation
Schedule of Direct and indirect subsidiaries ownership percentage

		December 31,	December 31,
	State of	2020	2019
Business name	operations	ownership %	ownership %
CLF AZ, Inc.	AZ	100%	100%
CLF NY, Inc.	NY	100%	100%
Curaleaf CA, Inc.	CA	100%	100%
Curaleaf KY, Inc.	KY	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	OH	100%	100%
Curaleaf PA, LLC	PA	100%	100%
Curaleaf, Inc.	MA	100%	100%
Focused Investment Partners, LLC	MA	100%	100%
CLF Maine, Inc.	ME	100%	100%
PalliaTech RI, LLC	RI	100%	100%
PalliaTech CT, Inc.	CT	100%	100%
PalliaTech OR, LLC (formerly Groen)	OR	100%	100%
PalliaTech Florida, Inc.	FL	100%	100%
PalliaTech Florida, LLC (Note 19)	FL	100%	77.2%
Curaleaf Florida, LLC	FL	100%	70%
CLF MD Processing, LLC	MD	100%	100%
PT Nevada, Inc. (Note 4)	NV	100%	100%
CLF Sapphire Holdings, Inc. (Note 4)	OR	100%	—
Curaleaf NJ II, Inc. (Note 4)	NJ	100%	*
Focused Employer, Inc.	MA	100%	*
GR Companies, Inc. (Note 4)	IL	100%	—
HMS Health LLC (Note 4)	MD	—	—
HMS Processing LLC (Note 4)	MD	—	—
HMS Sales LLC (Note 4)	MD	—	—
MI Health LLC (Note 4)	MD	—	—
Town Center Wellness, LLC (Note 4)	MD	—	—
Grassroots OpCo AR, LLC (Note 4)	AR	—	—
WCCC, LLC (Note 4)	IL	—	—
Compass Dispensary Holdings, LLC (Note 4)	IL	—	—
Greenhouse Group, LLC (Note 4)	IL	—	—
GR Vending MI, LLC (Note 4)	IL	—	—
GR Companies OK, LLC (Note 4)	OK	—	—
Remedy Compassion Center, Inc (Note 4)	ME	—	—
Primary Organic Therapy, Inc. (d/b/a Maine Organic Therapy) (Note 4)	ME	—	—

All significant intercompany balances and transactions were eliminated on consolidation.

*Entity established in fiscal year 2020.

Schedule of estimated useful life property plant and equipment

Estimated useful life
Information technology	5 years
Furniture and fixtures	7 years
Building and improvements	15 to 39 years
Leasehold improvements	Lesser of lease term or 7 to 10 years

Schedule of estimated useful life Intangible assets

Estimated useful life
Licenses	10-20 years
Trade names	5-15 years
Non-compete agreements	1-2 years